Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of revenue by products and services
	Year ended December 31,
	2022	2021	2020

Proprietary software and related services	$659,470	$632,986	$509,109
Other products and third party	494,344	472,045	312,315
Services	1,418,543	1,299,345	1,112,494
	$2,572,357	$2,404,376	$1,933,918

Schedule of revenue by timing of revenue recognition
	Year ended December 31,
	2022	2021	2020

Products and services transferred over time	$2,251,416	$2,072,841	$1,697,312
Products transferred at a point in time	320,941	331,535	236,606
	$2,572,357	$2,404,376	$1,933,918

Schedule of amortization periods of the right-of-use assets
	Years	Mainly
Land and Buildings	2-23	3
Motor vehicles	2-3	3

Schedule of useful life of the assets at annual rates
%
Land and Buildings	2.5
Computers, software, and peripheral equipment	20 – 33
Office furniture and equipment	6 – 33 (mainly 7)
Motor vehicles	13 – 15 (mainly 15)

Schedule of useful life of intangible assets
Years
Customer relationship, backlog and distribution rights	3 – 15
Brand names	5
Acquired technology	2 – 8
Patents	10